Related Party Transactions (Details) - USD ($)				1 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 10, 2021	Feb. 10, 2021	Jan. 04, 2021	Mar. 19, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Apr. 21, 2022	Apr. 09, 2022	Mar. 15, 2021	Feb. 01, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Common stock par value (in Dollars per share)					$ 0.0001		$ 0.0001	$ 0.0001					$ 0.0001
Public units (in Shares)				1,300,000
Forfeited shares (in Shares)				125,000
Description of founder shares					Subject to certain limited exceptions, these shares will not be transferred, assigned, sold or released from escrow (subject to certain limited exceptions) for a period ending on (1) with respect to 50% of the founder shares, the earlier of one year after the date of the consummation of the Company’s initial Business Combination and the date on which the closing price of the Company’s shares of common stock equals or exceeds $12.50 per share (as adjusted for share splits, share capitalizations, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after Company’s initial Business Combination and (2) with respect to the remaining 50% of the founder shares, one year after the date of Company’s consummation of the initial Business Combination, or earlier, in either case, if, subsequent to the initial Business Combination, the Company consummates a liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Loan amount												$ 100,000
Promissory note											$ 125,000
Related party transaction, description					The notes would either be paid upon consummation of the initial Business Combination, without interest, or, at the holder’s discretion, up to $1,500,000 of the notes may be converted into units at a price of $10.00 per unit. The units would consist of (i) one subunit, which consists of one share of common stock and one-quarter of one warrant, and (ii) one-quarter of one warrant, where the common stock and warrants would be identical to the common stock and warrants included in the Private Units.
Aggregate fee					$ 10,000
Company recorded					$ 30,000	$ 7,097
Warrant [Member]
Related Party Transactions (Details) [Line Items]
Loan amount			$ 300,000
Price per share (in Dollars per share)					$ 20.37		20.37	$ 20.37
Archimedes Tech Spac Partners Co [Member]
Related Party Transactions (Details) [Line Items]
Shares of common stock (in Shares)						12,000,000		12,000,000
Common stock par value (in Dollars per share)					$ 0.0001		$ 0.0001	$ 0.0001					$ 0.0001
Public units (in Shares)				1,300,000
Forfeited shares (in Shares)				125,000
Description of founder shares				Subject to certain limited exceptions, these shares will not be transferred, assigned, sold or released from escrow (subject to certain limited exceptions) for a period ending on (1) with respect to 50% of the founder shares, the earlier of one year after the date of the consummation of the Company’s initial Business Combination and the date on which the closing price of the Company’s shares of common stock equals or exceeds $12.50 per share (as adjusted for share splits, share capitalizations, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after Company’s initial Business Combination and (2) with respect to the remaining 50% of the founder shares, one year after the date of Company’s consummation of the initial Business Combination, or earlier, in either case, if, subsequent to the initial Business Combination, the Company consummates a liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Loan amount												$ 100,000
Promissory note											$ 125,000
Related party transaction, description								The notes would either be paid upon consummation of the initial Business Combination, without interest, or, at the holder’s discretion, up to $1,500,000 of the notes may be converted into units at a price of $10.00 per unit. The units would consist of (i) one subunit, which consists of one share of common stock and one-quarter of one warrant, and (ii) one-quarter of one warrant, where the common stock and warrants would be identical to the common stock and warrants included in the Private Units.
Secretarial service fee								$ 10,000
Administrative Service fee							$ 97,097
Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Common stock par value (in Dollars per share)										$ 0.0001
Loan amount									$ 167,955
Price per share (in Dollars per share)										$ 10
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Public units (in Shares)				1,300,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Payment of amount			$ 25,000
Shares of common stock (in Shares)			2,875,000
Common stock par value (in Dollars per share)			$ 0.0001
Forfeited shares (in Shares)	450,000		375,000
Dividend per share (in Dollars per share)	$ 0.2
Aggregate of founder shares outstanding (in Shares)	3,450,000
Aggregate amount		$ 125,000
Price per share (in Dollars per share)			$ 0.009
Sponsor [Member] | Archimedes Tech Spac Partners Co [Member]
Related Party Transactions (Details) [Line Items]
Payment of amount			$ 25,000
Price per share			$ 0.009
Shares of common stock (in Shares)			2,875,000
Common stock par value (in Dollars per share)			$ 0.0001
Forfeited shares (in Shares)	450,000		375,000
Dividend per share (in Dollars per share)	$ 0.2
Aggregate of founder shares outstanding (in Shares)	3,450,000
Loan amount			$ 300,000
Aggregate amount		125,000
Promissory Note [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Loan amount		25,000
Promissory Note [Member] | Sponsor [Member] | Archimedes Tech Spac Partners Co [Member]
Related Party Transactions (Details) [Line Items]
Loan amount		$ 25,000